Provisions (Schedule Of Provisions) (Details) - CAD ($) $ in Millions		12 Months Ended
		Aug. 31, 2019		Aug. 31, 2018		Aug. 31, 2017
Disclosure of other provisions [line items]
Provisions, Beginning		$ 424		$ 143
Additions		39		477
Accretion		1		1
Reversal		(10)	[1]	(13)
Payments		(151)		(184)
Current		224		245		$ 76
Long-term		79		179		$ 67
Provisions, Ending		303		$ 424
Number of employees affected by restructuring				3,300
Provisions for severance and employee related costs				$ 446
Payments made on severence and employee related provision		121		172
Freedom Mobile Inc. [Member]
Disclosure of other provisions [line items]
Payments made on severence and employee related provision		3		5
Asset Retirement Obligations [Member]
Disclosure of other provisions [line items]
Provisions, Beginning		67		60
Additions		10		6
Accretion		1		1
Reversal		0	[1]	0
Payments		0		0
Current		0		0
Long-term		78		67
Provisions, Ending		78		67
Restructuring [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	[3]	276	[2]	7	[4]
Additions	[3],[4]	1		446
Accretion	[3],[4]	0		0
Reversal	[3],[4]	(10)	[1]	0
Payments	[3],[4]	(124)		(177)
Current	[3]	142	[4]	166	[2]
Long-term	[3]	1	[4]	110	[2]
Provisions, Ending	[3]	143	[4]	276	[2]
Other [Member]
Disclosure of other provisions [line items]
Provisions, Beginning		81		76
Additions		28		25
Accretion		0		0
Reversal		0	[1]	(13)
Payments		(27)		(7)
Current		82		79
Long-term		0		2
Provisions, Ending		$ 82		$ 81

[1]	During the year, certain employees and the Company agreed to rescind earlier elections under the voluntary departure program.
[2]	Level 1 fair value – determined by quoted market prices.
[3]
During the second quarter of fiscal 2018, the Company offered a voluntary departure program to a group of eligible employees and in the second half of 2018 additional changes to its organizational structure as part of a total business transformation initiative. In connection with the restructuring, the Company recorded $446 in 2018 primarily related to severance and employee related costs in respect of the approximate 3,300 affected employees. In fiscal 2019, a total of $121 has been paid (2018 - $172). The remaining costs are expected to be paid within the next 17 months.

[4]
During 2017, the Company restructured certain operations within the Wireline segment and announced a realignment to integrate certain Consumer/Business operations and Freedom Mobile. In fiscal 2019, a total of $3 has been paid (2018 - $5).